Exhibit 99.3

Exception Grades

Run Date - 6/2/2025 9:58:40 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223007340		3158548376		33038488			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted].				Reviewer Comment (2025-03-17): proof of application date received Buyer Comment (2025-03-17): Please review confirmation Appraisal delivery attached	03/17/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007340		3158548376		33038489			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted].				Reviewer Comment (2025-03-17): proof of application date received Buyer Comment (2025-03-17): Please review Funding Request form **Application Date [Redacted]** , Homeownership form attached	03/17/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007340		3158548376		33038490			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-03-17): proof of application date received Buyer Comment (2025-03-17): Loan Estimates attached Buyer Comment (2025-03-17): Funding Form application date [Redacted]	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007340	3158548376	33038573	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	The homeowner's insurance declarations page in the file verified an effective date of [Redacted] which is after the disbursement date of [Redacted].	Borrower has been employed in the same industry for more
than [redacted] years.

Borrower has verified disposable income of at least
$[redacted].

Borrower has worked in the same position for more than
[redacted] years.

Borrower's monthly reserves have been verified and exceed
the amount required based on the guidelines by at least
[redacted] months.

Borrowers made a down payment from their own funds on
this purchase transaction of at least [redacted]% and
$[redacted].

The Combined Loan to Value (CLTV) on the loan is less
than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the
guideline maximum by at least [redacted]%.

The representative FICO score exceeds the guideline
														minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-08): client has provided mitigating circumstances to downgrade this finding. Buyer Comment (2025-04-08): Please review HOI- insurance policy changed however both agents confirmed no claims filed.			04/08/2025	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152913		3158548370		33145409			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Document is not signed by the borrowers.				Reviewer Comment (2025-04-02): proof of delivery and signature received Buyer Comment (2025-04-02): Do not concur - Please review IEADS that was in file at time of review with signature page	04/02/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152913		3158548370		33145412			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee changed multiple times throughout the processing of the loan and ultimately $[Redacted] was the amount on the on the final CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided on the Post-Close CD of [Redacted] is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-24): [redacted] received LOX for the transfer tax increase. Buyer Comment (2025-04-23): Please review LOE for increase in Transfer taxes Buyer Comment (2025-04-23): Please review LOE for transfer tax increase	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152913		3158548370		33146615			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Point fee changed multiple times throughout the processing of the loan and ultimately $[Redacted] was the amount on the on the final CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided on the Post-Close CD of [Redacted] is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-17): [Redacted] received valid changed circumstance, rate not yet locked, borrower requested change, rate locked on subsequent at same points Buyer Comment (2025-04-16): Please see the CIC and lender LOE for reason issued on 1[Redacted] for the points Fee increase from $[Redacted] on LE [Redacted] to $[Redacted] on LE [Redacted].	04/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152913		3158548370		33347518			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-24): Sufficient Cure Provided within 60 Days of Closing		04/24/2025		1		A		A		A		A		A		NY	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152926		3158548373		33146514			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The recording service fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted] with no valid change of circumstance found in file. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-04-02): Both tolerances do not need to be satisfied to apply the cure. please apply the [Redacted] of the [Redacted] cure to the recording fee. The $[Redacted] ids for the trust fee we are just missing the CIC for the increase of the trust fee to [Redacted] on CIC [Redacted] once applied the difference will be $[Redacted] therefore leaving the [Redacted] for the recording fee		04/04/2025		2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152926	3158548373	33149863	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Trust Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Trust Review fee was added on the [Redacted] CD in the amount of $[Redacted] and then changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee being added and then increased. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-04-24): [redacted]received valid COC and supporting documentation of Trust review fee added and Sufficient cure provided at closing (on final CD) the fee further increased.

Buyer Comment (2025-04-22): Please see email indicating the title commitment was received to lender on [redacted]

Reviewer Comment (2025-04-14): [Redacted] received rebuttal comment that title commitment was received to lender on [Redacted]. Please provide sufficient document to verify the receipt of commitment on [Redacted] this can include LOS snip, email or conversation log to validate the timing.

Buyer Comment (2025-04-11): The title commitment was completed on [Redacted] but the lender did not receive until [Redacted]. CIC is acceptable.

Reviewer Comment (2025-04-11): [Redacted] received COC dated [Redacted]. However, Title commitment provided in the loan file completed on [Redacted]. but the Trust review fee was not added until [Redacted]. This is outside of the required three-day timeline for notification of borrower. Cure is required.

Buyer Comment (2025-04-09): Please see attached COC.

Reviewer Comment (2025-04-04): [Redacted] received commentary for exception. However, the COC for adding the trust review fee on CD dated [Redacted] is not provided in file. Please provide COC document for remediations.
																		04/24/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152926		3158548373		33339278			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-24): Sufficient Cure Provided At Closing		04/24/2025		1		A		A		A		A		A		SC	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152926		3158548373		33339279			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Trust Review Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-24): Sufficient Cure Provided At Closing		04/24/2025		1		A		A		A		A		A		SC	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152961		3158548387		33152030			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made "subject to" completion of exterior painting of the subject and installation of gutters. No 442/evidence of completion was provided in the file.				Reviewer Comment (2025-05-07): 442 received Buyer Comment (2025-05-07): See attached Final Inspection (1004D)	05/07/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223153009	3158548476	33173824	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the Loan Estimate dated [Redacted] but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.	Reviewer Comment (2025-04-28): [redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Buyer Comment (2025-04-25): Please review PCCD with refund

Reviewer Comment (2025-04-08): [Redacted] Lender Credit removed on CD dated [Redacted] without Valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-08): Please disregard previous comment.  Reviewed initial LE dated [Redacted] but now see LE dated [Redacted] shows the Lender Credit which was removed on the CD and we are seeking additional information for the removal.

Buyer Comment (2025-04-08): Pease confirm Lender Credit is subject to fee tolerance.
																			04/28/2025		2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223153009		3158548476		33173851			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal sent on [Redacted]. A signed delivery timing waiver is provided, however, evidence of actual receipt date is not provided. The Default receipt date is [Redacted], which is after the Note date ([Redacted]).				Reviewer Comment (2025-04-03): appraisal ack form received Buyer Comment (2025-04-03): Do Not Concur - appraisal acknowledgement in file	04/03/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223153012		3158548480		33175097			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-04): proof of delivery received Buyer Comment (2025-04-04): Do Not Concur - appraisal provided to borrower [Redacted]	04/04/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No